SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other current financial assets	$ 121.1	$ 101.4	$ 106.3
Property, plant and equipment	3,379.0	3,429.0	3,569.8
Right-of-use assets	130.9	135.6	159.0
Provisions	15.9	27.0
Lease liability	170.5	179.5	205.2
Other liabilities	332.2	242.2	191.6
Deferred income tax liability	820.8	738.2	716.7
Deficit	(1,026.0)	(1,621.9)	(1,133.3)
Non-controlling interests	94.7	88.6	85.9
Current portion of lease liabilities	34.0	38.5	42.0
Parent
Right-of-use assets	20.7	23.0
Lease liability	$ 32.7	35.0	37.3
Increase (decrease) due to application of IFRS 16
Other current financial assets		(2.2)	(2.2)
Property, plant and equipment		15.5	15.5
Right-of-use assets		135.6	159.0
Provisions		(1.5)	(1.4)
Lease liability		179.5	205.2
Other liabilities		(4.3)	(3.4)
Deferred income tax liability		(6.5)	(7.4)
Deficit		18.1	20.3
Non-controlling interests		$ (0.2)	$ (0.4)